Supplementary Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Supplementary Financial Information [Abstract]
SUPPLEMENTARY FINANCIAL INFORMATION

10.   SUPPLEMENTARY FINANCIAL INFORMATION

Other Deductions and (Income)

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

Professional fees	$1	$2	$4	$4
Sempra Acquisition related costs	-	-	-	16
InfraREIT Acquisition related costs	7	-	9	-
Recoverable pension and OPEB - non-service costs	14	13	28	27
Non-recoverable pension and OPEB costs (Note 8)	1	-	2	3
Other, including interest income	2	3	(1)	-
Total other deductions and (income) - net	$25	$18	$42	$50

Interest Expense and Related Charges

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018

Interest	$95	$89	$182	$178
Amortization of debt issuance costs and discounts	2	2	4	3
Less allowance for funds used during construction – capitalized interest portion	(4)	(4)	(7)	(6)
Total interest expense and related charges	$93	$87	$179	$175

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At June 30,	At December 31,
	2019	2018

Gross trade accounts and other receivables	$656	$562
Allowance for uncollectible accounts	(4)	(3)
Trade accounts receivable – net	$652	$559

At both June 30, 2019 and December 31, 2018, REP subsidiaries of our two largest counterparties represented 13% and 10% of the trade accounts receivable balance.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by nonaffiliated REPs are deferred as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheets consisted of the following:

	At June 30,	At December 31,
	2019	2018

Assets related to employee benefit plans, including employee savings programs	$107	$108
Land	12	12
Other	3	-
Total investments and other property	$122	$120

Property, Plant and Equipment

Property, plant and equipment - net reported on our balance sheets consisted of the following. Property, plant and equipment - net at June 30, 2019 includes an increase of approximately $1,799 million due to the InfraREIT Acquisition:

	Composite Depreciation Rate/	At June 30,	At December 31,
	Avg. Life at June 30, 2019	2019	2018
Assets in service:
Distribution	2.8% / 35.4 years	$13,659	$13,105
Transmission	2.8% / 35.2 years	10,611	8,568
Other assets	6.9% / 14.5 years	1,548	1,497
Total		25,818	23,170
Less accumulated depreciation		7,866	7,513
Net of accumulated depreciation		17,952	15,657
Construction work in progress		661	417
Held for future use		18	16
Property, plant and equipment – net		$18,631	$16,090

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheets as part of property, plant and equipment consisted of the following:

	At June 30, 2019			At December 31, 2018
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization:
Land easements	$559	$105	$454	$464	$101	$363
Capitalized software	803	410	393	787	385	402
Total	$1,362	$515	$847	$1,251	$486	$765

Aggregate amortization expenses for intangible assets totaled $13 million and $14 million for the three months ended June 30, 2019 and 2018, respectively, and $26 million and $26 million for the six months ended June 30, 2019 and 2018, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense
2019	$52
2020	51
2021	51
2022	51
2023	51

Employee Benefit, Operating Lease and Other Obligations

Employee benefit, operating lease and other obligations reported on our balance sheet consisted of the following:

	At June 30,	At December 31,
	2019	2018

Retirement plans and other employee benefits	$1,853	$1,858
Operating lease liabilities	63	-
Investment tax credits	7	8
Other	90	77
Total employee benefit, operating lease and other obligations	$2,013	$1,943

Supplemental Cash Flow Information

	Six Months Ended June 30,
	2019	2018

Cash payments (receipts) related to:
Interest	$171	$172
Less capitalized interest	(7)	(6)
Interest payments (net of amounts capitalized)	$164	$166
Amount in lieu of income taxes (a):
Federal	$33	$12
State	20	19
Total payments (receipts) in lieu of income taxes	$53	$31

Noncash increase in operating lease obligations for ROU assets	$22	$-

Noncash investing and financing activity (b):
Acquisition:
Assets acquired	$2,552	$-
Liabilities assumed	(1,224)	-
Cash paid	$1,328	$-

Noncash construction expenditures (c)	$246	$121

____________

(a)	See Note 9 for income tax related detail.
(b)	See Note 5 for more information on noncash debt exchanges related to InfraREIT Acquisition.
(c)	Represents end-of-period accruals.

13.   SUPPLEMENTARY FINANCIAL INFORMATION

Variable Interest Entities

Through December 29, 2016, we were the primary beneficiary of and consolidated a former wholly-owned VIE, Bondco, which was organized for the limited purpose of issuing specific transition bonds and purchasing and owning transition property acquired from us that was pledged as collateral to secure the bonds.  We acted as the servicer for this entity to collect transition charges authorized by the PUCT.  These funds were remitted to the trustee and used for interest and principal payments on the transition bonds and related costs.  Bondco was dissolved effective December 29, 2016.

Bondco had issued an aggregate $1.3 billion principal amount of transition bonds during 2003 and 2004.  The 2003 Series transition bonds matured and were paid in full in 2015 and the 2004 Series transition bonds matured and were paid in full in May 2016.  We did not provide any financial support to Bondco during the year ended December 31, 2016.

Other Income and (Deductions)

	Year Ended December 31,
	2018	2017	2016

Professional fees	$(12)	$(15)	$(15)
Sempra Acquisition related costs	(12)	-	-
Recoverable Pension and OPEB - non-service costs (a)	(53)	(31)	(28)
Non-recoverable pension and OPEB (Note 10)	(6)	(5)	(2)
Interest income	1	6	2
Other	(2)	(1)	-
Total other income and (deductions) - net	$(84)	$(46)	$(43)

________________

(a) Years 2017 and 2016 are adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.

Interest Expense and Related Charges

	Year Ended December 31,
	2018	2017	2016

Interest	$358	$351	$341
Amortization of debt issuance costs and discounts	6	3	3
Less allowance for funds used during construction – capitalized interest portion	(13)	(12)	(8)
Total interest expense and related charges	$351	$342	$336

Trade Accounts and Other Receivables

Trade accounts and other receivables reported on our balance sheet consisted of the following:

	At December 31,
	2018	2017

Gross trade accounts and other receivables	$562	$638
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable – net	$559	$635

At December 31, 2018, REP subsidiaries of two of our largest counterparties represented approximately 13% and 10% of the trade accounts receivable balance and at December 31, 2017, represented approximately 12% and 10% of the trade accounts receivable balance.

Under a PUCT rule relating to the Certification of Retail Electric Providers, write-offs of uncollectible amounts owed by nonaffiliated REPs are deferred as a regulatory asset.

Investments and Other Property

Investments and other property reported on our balance sheet consist of the following:

	At December 31,
	2018	2017

Assets related to employee benefit plans, including employee savings programs	$108	$111
Land	12	2
Total investments and other property	$120	$113

The majority of these assets represent cash surrender values of life insurance policies that are purchased to fund liabilities under deferred compensation plans.  At December 31, 2018 and 2017, the face amount of these policies totaled $157 million and $162 million, respectively, and the net cash surrender values (determined using a Level 2 valuation technique) totaled $87 million and $84 million at December 31, 2018 and 2017, respectively.  Changes in cash surrender value are netted against premiums paid.  Other investment assets held to satisfy deferred compensation liabilities are recorded at market value.

Property, Plant and Equipment

Property, plant and equipment reported on our balance sheet consisted of the following:

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2018	2018	2017
Assets in service:
Distribution	2.8% / 35.1 years	$13,105	$12,467
Transmission	2.9% / 34.4 years	8,568	7,870
Other assets	6.9% / 14.6 years	1,497	1,380
Total		23,170	21,717
Less accumulated depreciation		7,513	7,255
Net of accumulated depreciation		15,657	14,462
Construction work in progress		417	402
Held for future use		16	15
Property, plant and equipment – net		$16,090	$14,879

Depreciation expense as a percent of average depreciable property approximated 2.8%,  3.4% and 3.5% for the years ended December 31, 2018, 2017 and 2016, respectively.

Intangible Assets

Intangible assets (other than goodwill) reported on our balance sheet as part of property, plant and equipment consisted of the following:

	At December 31, 2018			At December 31, 2017
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization:
Land easements	$464	$101	$363	$453	$96	$357
Capitalized software	787	385	402	679	339	340
Total	$1,251	$486	$765	$1,132	$435	$697

Aggregate amortization expense for intangible assets totaled $50 million, $57 million and $61 million for the years ended December 31, 2018, 2017 and 2016, respectively.  At December 31, 2018, the weighted average remaining useful lives of capitalized land easements and software were 82 years and 9 years, respectively.  The estimated aggregate amortization expense for each of the next five fiscal years is as follows:

Year	Amortization Expense

2019	$50
2020	49
2021	49
2022	49
2023	49

At both December 31, 2018 and 2017, goodwill totaling $4.1 billion was reported on our balance sheet.  None of this goodwill is being deducted for tax purposes.  See Note 1 regarding goodwill impairment assessment and testing.

Employee Benefit Obligations and Other

Employee benefit obligations and other reported on our balance sheet consisted of the following:

	At December 31,
	2018	2017

Retirement plans and other employee benefits	$1,858	$2,035
Investment tax credits	8	10
Other	77	57
Total employee benefit obligations and other	$1,943	$2,102

Supplemental Cash Flow Information

	Year Ended December 31,
	2018	2017	2016
Cash payments related to:

Interest	$368	$345	$336
Less capitalized interest	(13)	(12)	(8)
Interest payments (net of amounts capitalized)	$355	$333	$328

Amount in lieu of income taxes:
Federal	$50	$(114)	$-
State	21	20	20
Total payments (refunds) in lieu of income taxes	$71	$(94)	$20

Noncash Sharyland Asset Exchange costs	$-	$383	$-
Noncash construction expenditures (a)	$174	$129	$122

______________

(a)Represents end-of-period accruals.

Quarterly Information (unaudited)

Results of operations by quarter for the years ended December 31, 2018 and 2017 are summarized below.  In our opinion, all adjustments (consisting of normal recurring accruals) necessary for a fair statement of such amounts have been made.  Quarterly results are not necessarily indicative of a full year’s operations because of seasonal and other factors.

2018	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$990	$1,021	$1,095	$995
Operating income	202	244	293	206
Net income	89	143	194	119

2017	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Operating revenues	$935	$964	$1,068	$991
Operating income(1)	164	202	252	190
Net income	73	112	157	77